UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Compliance Officer
Phone:     (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    R. Daniel Beckham     San Francisco, CA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $505,841 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     5993   212000 SH       SOLE                   212000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     2620    75000 SH       SOLE                    75000        0        0
APPLIED MATLS INC              COM              038222105     6801   635000 SH       SOLE                   635000        0        0
ARIBA INC                      COM NEW          04033V203    13198   470000 SH  PUT  SOLE                   470000        0        0
BAIDU INC                      SPON ADR REP A   056752108    22549   193600 SH  CALL SOLE                   193600        0        0
BAIDU INC                      SPON ADR REP A   056752108    16015   137500 SH  PUT  SOLE                   137500        0        0
BROADCOM CORP                  CL A             111320107     7722   263000 SH       SOLE                   263000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    10493  1008983 SH       SOLE                  1008983        0        0
CISCO SYS INC                  COM              17275R102     2929   162000 SH       SOLE                   162000        0        0
COINSTAR INC                   COM              19259P300    12017   263300 SH  CALL SOLE                   263300        0        0
COMMVAULT SYSTEMS INC          COM              204166102     3146    73631 SH       SOLE                    73631        0        0
CROWN CASTLE INTL CORP         COM              228227104    12389   276538 SH       SOLE                   276538        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    12209   298000 SH       SOLE                   298000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    14231   857525 SH       SOLE                   857525        0        0
ELECTRONIC ARTS INC            COM              285512109    39131  1899558 SH       SOLE                  1899558        0        0
EQUINIX INC                    COM NEW          29444U502     5983    59000 SH       SOLE                    59000        0        0
FREESCALE SEMICONDUCTOR HLDG   SHS OLD          G3727Q101     2846   225000 SH       SOLE                   225000        0        0
GOOGLE INC                     CL A             38259P508    12685    19640 SH       SOLE                    19640        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    17143   996712 SH       SOLE                   996712        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4477    78700 SH  CALL SOLE                    78700        0        0
LAM RESEARCH CORP              COM              512807108     4072   110000 SH       SOLE                   110000        0        0
LAMAR ADVERTISING CO           CL A             512815101    21876   795500 SH       SOLE                   795500        0        0
MICRON TECHNOLOGY INC          COM              595112103     7932  1261000 SH       SOLE                  1261000        0        0
MICRON TECHNOLOGY INC          COM              595112103     3145   500000 SH  CALL SOLE                   500000        0        0
MICROSOFT CORP                 COM              594918104    12227   471000 SH       SOLE                   471000        0        0
MICROSTRATEGY INC              CL A NEW         594972408     7775    71780 SH       SOLE                    71780        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    25186   544100 SH       SOLE                   544100        0        0
NETEASE COM INC                SPONSORED ADR    64110W102     5920   132000 SH  CALL SOLE                   132000        0        0
NETSUITE INC                   COM              64118Q107     6025   148588 SH       SOLE                   148588        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100     3477   138200 SH       SOLE                   138200        0        0
ON SEMICONDUCTOR CORP          COM              682189105     4246   550000 SH       SOLE                   550000        0        0
ORACLE CORP                    COM              68389X105     2565   100000 SH       SOLE                   100000        0        0
PARAMETRIC TECHNOLOGY CORP     COM NEW          699173209     3015   165103 SH       SOLE                   165103        0        0
POWER ONE INC NEW              COM              73930R102     3715   950000 SH       SOLE                   950000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104   118862  2129000 SH       SOLE                  2129000        0        0
SHUTTERFLY INC                 COM              82568P304     1138    50000 SH       SOLE                    50000        0        0
SINA CORP                      ORD              G81477104     5200   100000 SH       SOLE                   100000        0        0
TALEO CORP                     CL A             87424N104    12599   325631 SH       SOLE                   325631        0        0
VERISIGN INC                   COM              92343E102    12673   354800 SH       SOLE                   354800        0        0
WYNN RESORTS LTD               COM              983134107    14198   128500 SH       SOLE                   128500        0        0
YANDEX N V                     SHS CLASS A      N97284108     5418   275000 SH       SOLE                   275000        0        0